Document and Entity Information	Oct. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 03, 2023
Entity File Number	001-38945
Entity Registrant Name	VERICITY, INC.
Entity Central Index Key	0001575434
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-2348863
Entity Address, Address Line One	1350 E Touhy
Entity Address, Address Line Two	Suite 205W
Entity Address, City or Town	Des Plaines
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60018
City Area Code	312
Local Phone Number	288-0073
Title of 12(b) Security	Common Stock
Trading Symbol	VERY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false